As filed with the Securities and Exchange Commission on October 31, 2019 Securities Act File No. 333-233820

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549 Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No. 2 [X] Post-Effective Amendment No. [ ]

CAPITAL MANAGEMENT INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

140 Broadway
New York, New York 10005
(Address of Principal Executive Offices) (Zip Code)

888-626-3863
(Registrant’s Area Code and Telephone Number)

CT Corporation System
155 Federal Street, Suite 700
Boston, MA 02110
(Name and Address of Agent for Service)

With copies to:

John H. Lively, Esq. Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, Kansas 66211 (913) 660-0778 Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on October 29, 2019, pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to
Rule 24f-2 under the Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Shares of beneficial interest, no par value, of the Wellington Shields
Small-Cap Fund

PART C

OTHER INFORMATION Item 15. Indemnification

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended, officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

The Registrant’s Trust Instrument (Exhibit 28(a) to the Registrant Statement), investment advisory agreements (Exhibit 28(d) to the Registration Statement on Form N-1A), distribution and sub-distribution agreements (Exhibit 28(e)(1), (e)(2) and (e)(4) to the Registration Statement) and administration agreements (Exhibits 28(h)(9), (h)(10) and (h)(11) to the Registrant Statement) provide for indemnification of certain persons acting on behalf of the Registrant. The Registrant may, from time to time, enter other contractual arrangements that provide for indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

Subject to the rules on incorporation by reference, give a list of all exhibits filed as part of the registration statement. Exhibits:

(1)	(a)	(1)	Declaration of Trust (“Trust Instrument”).[1]
(2)	(a)	(1)	By-Laws.[1]

(3)			Not applicable.

(4)			Form of Agreement and Plan of Reorganization (filed herewith as
Appendix A to the Proxy Statement and Prospectus)

(5)			Instruments Defining Rights of Security Holders is incorporated by
			reference to Registrant’s Agreement and Declaration of Trust and
			By-Laws (Exhibit 1(a)(1) and 2(a)(1)).

(6)	(a)	(1)	Seconded Amended and Restated Investment Advisory Agreement
			between the Registrant and Capital Management Associates, Inc., as
			Adviser, with respect to the Capital Management All-Cap Fund
(formerly the Capital Management Mid-Cap Fund).[13]

	(a)	(2)	Amended and Restated Investment Advisory Agreement between the
			Registrant and Capital Management Associates, Inc., as Adviser,
			with respect to the Capital Management Small-Cap Fund.[4]

	(a)	(3)	Schedule A to the Investment Advisory Agreement between the
			Registrant and Capital Management Associates, Inc., as Adviser,
			with respect to the Wellington Shields Small-Cap Fund.[13]

(7)	(a)	(1)	Distribution Agreement between the Registrant and Wellington
			Shields & Co. LLC, as Distributor, with respect to the Wellington
			Shields All-Cap Fund.[13]

	(a)	(2)	Distribution Agreement between the Registrant and Wellington
			Shields & Co. LLC, as Distributor, with respect to the Wellington
			Shields Small-Cap Fund.[13]

	(a)	(3)	Distribution Agreement between the Registrant and Wellington
			Shields & Co. LLC, as Distributor, with respect to the Wellington
			Shields All-Cap Fund.[10]

	(a)	(4)	Sub-Distribution Agreement among the Registrant, Wellington
			Shields & Co., LLC. and Arbor Court Capital, LLC, with respect to
			the Wellington Shields All-Cap Fund and the Wellington Shields
			Small-Cap Fund.[14]

(8)			Not applicable.

(9)	(a)	(1)	Custody Agreement between the Registrant and U.S. Bank National
			Association, as Custodian, with respect to the Capital Management
			Mid-Cap Fund.[7]

	(a)	(2)	Custody Agreement between the Registrant and U.S. Bank National
			Association, as Custodian, with respect to the Capital Management
			Small-Cap Fund.[7]

	(a)	(3)	Third Amendment to the Custody Agreement between the Registrant
			and U.S. Bank National Association, as Custodian, with respect to
			the Capital Management Mid-Cap Fund, Capital Management Small-
Cap Fund and Wellington Shields All-Cap Fund.[10]

(10)	(a)	(1)	Not applicable.

(10)	(b)	(1)	Amended and Restated Rule 18f-3 Multi-Class Plan.[10]

(11)	(a)	(1)	Opinion and Consent of Poyner & Spruill, L.L.P. regarding the
			legality of the securities registered with respect to the Capital
			Management Mid-Cap Fund.[2]

	(a)	(2)	Opinion and Consent of Dechert regarding the legality of the
			securities registered with respect to the Capital Management Small
			Cap.[3]

	(a)	(3)	Opinion and Consent of Graydon Head & Ritchey, LLP regarding the
			legality of the securities registered with respect to the Wellington
			Shields All-Cap Fund.[10]

	(a)	(4)	Consent of The Law Offices of John L. Lively & Associates, Inc.[12]

(11)		(b)	Opinion and Consent of Counsel regarding the legality of the
			securities being registered with respect to the Reorganization of the
			Capital Management Mid-Cap Fund of the Trust. (filed herewith)

(12)			Form of Opinion and Consent of Counsel regarding tax matters.[15]

(13)	(a)	(1)	Fund Administration Agreement between the Registrant and Premier
			Fund Solutions, Inc. as Administrator with respect to the Wellington
			Shields Small-Cap Fund and Wellington Shields All-Cap.[14]

	(a)	(2)	Transfer Agent Agreement between the Registrant and Mutual
			Shareholder Services, LLC, as Transfer Agent with respect to the
			Wellington Shields Small-Cap Fund and Wellington Shields All-
			Cap.[14]

	(a)	(3)	Accounting Services Agreement between the Registrant and Mutual
			Shareholder Services, LLC, as Fund Accountant with respect to the
			Wellington Shields Small-Cap Fund and Wellington Shields All-
			Cap.[14]

(13)	(b)	(1)	Amended and Restated Expense Limitation Agreement between the
			Capital Management Investment Trust and Capital Management
			Associates, Inc. with respect to the Capital Management Mid-Cap
			Fund.[5]

	(b)	(2)	Amended and Restated Expense Limitation Agreement between the
			Capital Management Investment Trust and Capital Management
			Associates, Inc. with respect to the Capital Management Small-Cap
			Fund.[5]

	(b)	(3)	First Amendment to the Amended and Restated Expense Limitation
			Agreement between the Capital Management Investment Trust and
			Capital Management Associates, Inc. with respect to the Capital
			Management Mid-Cap Fund.[9]

	(b)	(4)	Second Amendment to the Amended and Restated Expense
			Limitation Agreement between the Capital Management Investment
			Trust and Capital Management Associates, Inc. with respect to the
			Wellington Shields All-Cap Fund (formerly the Capital Management
			Mid-Cap Fund).[13]

	(b)	(5)	First Amendment to the Amended and Restated Expense Limitation
			Agreement between the Capital Management Investment Trust and
			Capital Management Associates, Inc. with respect to the Capital
			Management Small-Cap Fund.[9]

	(b)	(6)	Second Amendment to the Amended and Restated Expense
			Limitation Agreement between the Capital Management Investment
			Trust and Capital Management Associates, Inc. with respect to the
			Wellington Shields Small-Cap Fund.[13]

(14)		(a)	Consent of Independent Registered Public Accounting Firm with
			respect to the Funds.[15]

(14)		(b)	Consent of Independent Registered Public Accounting Firm with for
			the Capital Management Mid-Cap Fund.[15]

(15)			Not applicable.

(16)			Copy of Powers of Attorney.[13]

(17)	(a)	(1)	Amended and Restated Code of Ethics for the Capital Management
			Investment Trust.[6]

(17)	(a)	(2)	Amended and Restated Code of Ethics for Capital Management

			Associates, Inc.[11]
	(a)	(3)	Code of Ethics for Wellington Shields & Co. LLC, as distributor.[8]
	(a)	(4)	Code of Ethics for Wellington Shields Capital Management, LLC.[10]
	(a)	(5)	Code of Ethics for the Arbor Court Capital, LLC, as sub-distributor.[14]
(17)		(b )	Forms of Voting Instruction and Proxy Cards[15]

All Exhibits filed previously are herein incorporated by reference as follows:

1.	Incorporated herein by reference to Capital Management Investment Trust’s Post- Effective Amendment No. 3 to Registration Statement on Form N-1A filed on March 26, 1996 (File No. 33-85242).

2.	Incorporated herein by reference to Capital Management Investment Trust’s Post- Effective Amendment No. 5 to Registration Statement on Form N-1A filed on March 31, 1998 (File No. 33-85242).

3.	Incorporated herein by reference to Capital Management Investment Trust’s Post- Effective Amendment No. 6 to Registration Statement on Form N-1A filed on October 29, 1998 (File No. 33-85242).

4.	Incorporated herein by reference to Capital Management Investment Trust’s Post- Effective Amendment No. 9 to Registration Statement on Form N-1A filed on April 2, 2001 (File No. 33-85242).

5.	Incorporated herein by reference to Capital Management Investment Trust’s Post- Effective Amendment No. 14 to Registration Statement on Form N-1A filed on March 30, 2006 (File No. 33-85242).

6.	Incorporated herein by reference to Capital Management Investment Trust’s Post- Effective Amendment No. 16 to Registration Statement on Form N-1A filed on March 31, 2008 (File No. 33-85242)

7.	Incorporated herein by reference to Capital Management Investment Trust’s Post- Effective Amendment No. 17 to Registration Statement on Form N-1A filed on March 31, 2009 (File No. 33-85242)

8.	Incorporated herein by reference to Capital Management Investment Trust’s Post- Effective Amendment No. 18 to Registration Statement on Form N-1A filed on January 28, 2010 (File No. 33-85242)

9.	Incorporated herein by reference to Capital Management Investment Trust’s Post- Effective Amendment No. 19 to Registration Statement on Form N-1A filed on March 30, 2010 (File No. 33-85242)

10.	Incorporated herein by reference to Capital Management Investment Trust’s Post- Effective Amendment No. 31 to Registration Statement on Form N-1A filed on December 2, 2014 (File No. 33-85242)

11.	Incorporated herein by reference to Capital Management Investment Trust’s Post- Effective Amendment No. 33 to Registration Statement on Form N-1A filed on March 26, 2015 (File No. 33-85242)

12.	Incorporated herein by reference to Capital Management Investment Trust’s Post-

Effective Amendment No. 38 to Registration Statement on Form N-1A filed on March 30, 2017 (File No. 33-85242).

13.	Incorporated herein by reference to Capital Management Investment Trust’s Post- Effective Amendment No. 43 to Registration Statement on Form N-1A filed on March 29, 2019 (File No. 33-85242).

14.	Incorporated herein by reference to Capital Management Investment Trust’s Post- Effective Amendment No. 45 to Registration Statement on Form N-1A filed on September 18, 2019 (File No. 33-85242).

15.	Incorporated herein by reference to Capital Management Investment Trust’s Pre- Effective Amendment No. to Registration Statement on Form N-14 filed on October 31, 2019 (File No. 33-85242).

Item 17. Undertakings

(1)	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file by Post-Effective Amendment the opinion and consent of counsel regarding the tax consequences of the proposed reorganization as required by Item 16(12) of Form N-14 upon closing of the Reorganization.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant Capital Management Investment Trust, has duly caused the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on this 31th day of October, 2019.

CAPITAL MANAGEMENT INVESTMENT TRUST By: /s/ W. Jameson McFadden W. Jameson McFadden, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	10/31/2019
Paul J. Camilleri, Trustee	Date

*By: /s/ Stephen J. Portas	10/31/2019
Stephen J. Portas	Date
Chief Compliance Officer

*Attorney-in-fact pursuant to Powers of Attorney

EXHIBIT LIST – Appendix A

(11)	(b)	Opinion and Consent of Counsel regarding the legality of the securities being registered with respect to the Reorganization of the
Capital Management Mid-Cap Fund of the Trust.